Cover	Mar. 04, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 04, 2024
Entity File Number	001-35167
Entity Registrant Name	KOSMOS ENERGY LTD.
Entity Central Index Key	0001509991
Entity Tax Identification Number	98-0686001
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8176 Park Lane
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
Local Phone Number	+1 214 445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, $0.01 Par Value
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	KOS
Security Exchange Name	NYSE